CONSOLIDATED STATEMENTS OF FINANCIAL POSITION	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Current assets
Cash and cash equivalents	$ 13,699,881	$ 11,836,119
Contract receivable	0	4,767,100
Other receivables	51,650	37,726
Prepaid expenses	700,986	1,176,063
Total current assets	14,452,517	17,817,008
Non-current assets
Property and equipment	412,736	333,441
Total non-current assets	412,736	333,441
Total assets	14,865,253	18,150,449
Current Liabilities
Accounts payable and accrued liabilities	1,825,853	3,684,023
Contract liability	927,400	1,545,645
Other liabilities	61,322	0
Total current liabilities	2,814,575	5,229,668
Non-current liabilities
Contract liability	5,802,887	4,636,935
Other liabilities	52,428	0
Total non-current liabilities	5,855,315	4,636,935
Total liabilities	8,669,890	9,866,603
Commitments and contingencies
Shareholders’ equity
Share capital Authorized: unlimited Issued: December 31, 2018 – 17,399,749 December 31, 2017 – 141,805,722 pre-consolidation December 31, 2017 – 14,926,840 post-consolidation	285,193,061	271,710,138
Warrants	3,617,570	3,617,900
Contributed surplus	28,260,613	27,028,238
Accumulated other comprehensive income	607,504	373,730
Accumulated deficit	(311,483,385)	(294,446,160)
Total shareholders’ equity	6,195,363	8,283,846
Total liabilities and equity	$ 14,865,253	$ 18,150,449